RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS
NOTE 5 - RELATED PARTY TRANSACTIONS

All related party transactions are recorded at the exchange amount which is the value established and agreed to by the related party.

A payable to a related party of $17,574 to Maurice Bideaux, the Company’s former chief executive officer and director, was forgiven by Mr. Bideaux in 2010. An additional advance from Mr. Bideaux of $38,910 remains unpaid.